Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Short-term Investments
Short-term investments		¥ 488,391		$ 137,494	¥ 945,338
Investment income related to short-term investments	¥ 13,800	39,000	¥ 12,300
Financial products
Short-term Investments
Short-term investments		412,763			858,021
Money market funds
Short-term Investments
Short-term investments		¥ 75,628			¥ 87,317